INCOME TAXES (Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate) (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
PRC statutory tax	25.00%	25.00%	25.00%
Effect of non-deductible expenses	0.00%	0.00%	0.00%
Effect of non-taxable income	(15.40%)	(28.50%)	(14.30%)
Others	(0.80%)	9.70%	0.00%
Effective tax rate	8.80%	6.20%	10.70%